UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07123
BNY Mellon Advantage Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
8/31
Date of reporting period:
2/28/26
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Dynamic Value Fund
BNY Mellon Midcap Value Fund
BNY Mellon Technology Growth Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Dynamic Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class A – DAGVX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$49	0.93%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$11,311	83	58.62%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
26.4%
Health Care
14.4%
Industrials
13.9%
Information Technology
11.9%
Energy
10.5%
Communication Services
8.2%
Materials
5.1%
Consumer Discretionary
4.3%
Consumer Staples
3.0%
Real Estate
1.2%
Net Other Assets and Liabilities
1.1%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0257SA0226

BNY Mellon Dynamic Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class C – DCGVX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$88	1.68%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$11,311	83	58.62%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0667SA0226

BNY Mellon Dynamic Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class I – DRGVX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$36	0.68%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$11,311	83	58.62%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0668SA0226

BNY Mellon Dynamic Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Y – DRGYX
This semi-annual shareholder report contains important information about BNY Mellon Dynamic Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$33	0.63%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$11,311	83	58.62%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0711SA0226

BNY Mellon Midcap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class A – DMCVX
This semi-annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$61	1.17%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$388	73	40.61%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Industrials
20.2%
Financials
15.0%
Health Care
10.6%
Information Technology
10.1%
Consumer Discretionary
8.5%
Materials
7.9%
Real Estate
7.3%
Energy
6.8%
Utilities
4.2%
Consumer Staples
3.8%
Investment Companies
1.8%
Communication Services
1.5%
Net Other Assets and Liabilities
2.3%

How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0258SA0226

BNY Mellon Midcap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class C – DVLCX
This semi-annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	2.02%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$388	73	40.61%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6229SA0226

BNY Mellon Midcap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class I – DVLIX
This semi-annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	0.98%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$388	73	40.61%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-6230SA0226

BNY Mellon Midcap Value Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Y – DMCYX
This semi-annual shareholder report contains important information about BNY Mellon Midcap Value Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
This report describes changes to the Fund that occurred during the reporting period.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$45	0.86%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$388	73	40.61%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
How has the Fund changed?
  Effective December 31, 2025, the Fund’s name changed from “BNY Mellon Opportunistic Midcap Value Fund” to “BNY Mellon Midcap Value Fund”.
This is a summary of certain changes to the Fund since September 1, 2025 . For more complete information, you may review the Fund’s current prospectus dated December 31, 2025 at bny.com/investments/literaturecenter or upon request at 1-800-373-9387.
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0371SA0226

BNY Mellon Technology Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class A – DTGRX
This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59	1.14%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	39	17.99%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Information Technology
72.0%
Communication Services
14.6%
Consumer Discretionary
8.1%
Investment Companies
3.5%
Industrials
2.3%
Financials
1.4%
Real Estate
1.0%
Net Other Assets and Liabilities
-2.9%

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0255SA0226

BNY Mellon Technology Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class C – DTGCX
This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.95%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	39	17.99%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0261SA0226

BNY Mellon Technology Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class I – DGVRX
This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.91%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	39	17.99%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0262SA0226

BNY Mellon Technology Growth Fund
SEMI-ANNUAL
SHAREHOLDER
REPORT
February 28, 2026
Class Y – DTEYX
This semi-annual shareholder report contains important information about BNY Mellon Technology Growth Fund (the “Fund”) for the period of September 1, 2025 to February 28, 2026. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$43	0.83%*
*	Annualized.
KEY FUND STATISTICS (AS OF 2/28/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$445	39	17.99%
Portfolio Holdings (as of 2/28/26 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value
© 2026 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0313SA0226

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Dynamic Value Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
A	DAGVX
C	DCGVX
I	DRGVX
Y	DRGYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Dynamic Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7%
Automobiles & Components — .9%
Ford Motor Co.	3,539,451	49,870,864
General Motors Co.	623,890	49,106,382
		98,977,246
Banks — 9.3%
Bank of America Corp.	2,782,659	138,659,898
Citigroup, Inc.	1,532,781	168,897,138
Fifth Third Bancorp	3,678,556	181,978,165
First Horizon Corp.	4,795,621	114,087,824
JPMorgan Chase & Co.	1,148,809	344,987,343
Truist Financial Corp.	2,132,747	105,165,755
		1,053,776,123
Capital Goods — 9.6%
Carlisle Companies, Inc.(a)	271,012	106,987,407
Caterpillar, Inc.	150,699	111,943,738
Dover Corp.	410,745	92,622,998
Emerson Electric Co.	579,658	87,383,444
Ferguson Enterprises, Inc.	280,054	73,026,881
Honeywell International, Inc.	685,845	167,064,984
Howmet Aerospace, Inc.	225,395	59,172,949
Hubbell, Inc.	242,746	124,196,136
L3Harris Technologies, Inc.	706,734	257,632,812
		1,080,031,349
Commercial & Professional Services — .5%
Veralto Corp.	629,355	61,318,058
Consumer Discretionary Distribution & Retail — 2.9%
Amazon.com, Inc.(b)	942,556	197,936,760
Lowe’s Companies, Inc.	502,355	132,908,062
		330,844,822
Consumer Services — .5%
Las Vegas Sands Corp.	1,018,981	57,796,602
Energy — 10.5%
Diamondback Energy, Inc.	653,221	113,712,712
EQT Corp.	1,202,366	73,849,320
Expand Energy Corp.	621,130	67,032,349
Exxon Mobil Corp.	2,250,488	343,199,420
Marathon Petroleum Corp.	762,904	151,215,202
Permian Resources Corp., Cl. A	5,968,038	109,155,415
Phillips 66	525,158	81,047,634
SLB Ltd.(a)	2,773,171	142,374,599
Valero Energy Corp.(a)	507,276	103,808,961
		1,185,395,612
Equity Real Estate Investment Trusts — 1.2%
Weyerhaeuser Co.(c)	5,404,849	132,580,946
Financial Services — 9.4%
Berkshire Hathaway, Inc., Cl. B(b)	769,945	388,783,728
Capital One Financial Corp.	405,500	79,332,020
CME Group, Inc.	305,413	97,579,453
Morgan Stanley	1,075,007	178,999,416
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Financial Services — 9.4% (continued)
The Charles Schwab Corp.	1,430,165	136,151,708
The Goldman Sachs Group, Inc.	102,719	88,294,171
Voya Financial, Inc.	1,441,909	96,434,874
		1,065,575,370
Health Care Equipment & Services — 6.2%
Alcon AG(a)	934,683	81,485,664
Edwards Lifesciences Corp.(b)	1,151,531	99,572,886
Elevance Health, Inc.	475,636	152,203,520
Medtronic PLC	1,352,137	132,049,699
UnitedHealth Group, Inc.	792,183	232,323,508
		697,635,277
Household & Personal Products — 3.0%
Colgate-Palmolive Co.	2,190,863	217,202,158
The Estee Lauder Companies, Inc., Cl. A	1,121,255	122,743,785
		339,945,943
Insurance — 7.7%
American International Group, Inc.	1,659,389	133,564,220
Aon PLC, Cl. A	618,840	207,602,255
Assurant, Inc.	1,316,839	302,333,066
Chubb Ltd.	373,345	127,258,377
The Hartford Insurance Group, Inc.	695,959	98,011,906
		868,769,824
Materials — 5.1%
CRH PLC	937,994	112,540,520
Freeport-McMoRan, Inc.	1,375,262	93,627,837
International Paper Co.	2,123,398	92,473,983
Newmont Corp.	1,242,838	161,568,940
Packaging Corp. of America	492,986	114,441,770
		574,653,050
Media & Entertainment — 5.9%
Alphabet, Inc., Cl. A	729,542	227,442,014
Meta Platforms, Inc., Cl. A	140,679	91,185,314
Omnicom Group, Inc.(a)	2,641,708	225,311,276
The Walt Disney Company	1,189,782	126,164,483
		670,103,087
Pharmaceuticals, Biotechnology & Life Sciences — 8.2%
Bristol-Myers Squibb Co.	1,953,052	121,811,853
Danaher Corp.	229,323	48,304,597
Gilead Sciences, Inc.	675,616	100,633,003
Jazz Pharmaceuticals PLC(b)	360,058	68,418,221
Johnson & Johnson	1,325,241	329,229,622
Pfizer, Inc.	3,916,114	108,280,552
Thermo Fisher Scientific, Inc.	297,486	155,022,929
		931,700,777
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(b)	256,594	51,372,685
Applied Materials, Inc.	775,602	288,756,624
Intel Corp.(b)	1,577,442	71,947,130
Texas Instruments, Inc.	1,183,265	250,982,339
		663,058,778
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 99.7% (continued)
Software & Services — 2.5%
Akamai Technologies, Inc.(b)	1,199,889	118,057,079
Dolby Laboratories, Inc., Cl. A	1,275,887	84,935,797
International Business Machines Corp.	328,500	78,908,985
		281,901,861
Technology Hardware & Equipment — 3.5%
Cisco Systems, Inc.	4,274,532	339,654,313
TE Connectivity PLC	241,769	55,643,135
		395,297,448
Telecommunication Services — 2.3%
AT&T, Inc.	4,558,672	127,688,403
Verizon Communications, Inc.	2,613,757	131,053,776
		258,742,179
Transportation — 3.8%
CSX Corp.	4,691,551	200,282,312
Delta Air Lines, Inc.	1,779,134	116,889,104
FedEx Corp.	296,590	114,780,330
		431,951,746
Utilities — .8%
Constellation Energy Corp.	288,283	95,098,796
Total Equity Securities - Common Stocks (cost $9,517,409,955)		11,275,154,894

	1-Day Yield (%)
Investment Companies — .3%
Registered Investment Companies — .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $30,770,275)	3.72	30,770,275	30,770,275
Investment of Cash Collateral for Securities Loaned — .2%
Registered Investment Companies — .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $30,681,711)	3.72	30,681,711	30,681,711
Total Investments (cost $9,578,861,941)		100.2%	11,336,606,880
Liabilities, Less Cash and Receivables		(.2%)	(25,196,506)
Net Assets		100.0%	11,311,410,374

(a)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $311,016,082 and the value of the collateral was
$316,355,919, consisting of cash collateral of $30,681,711 and U.S. Government & Agency securities valued at $285,674,208.  In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - .3%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .3%	58,507,925	1,128,769,729	(1,156,507,379)	30,770,275	1,295,389
Investment of Cash Collateral for Securities Loaned - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .2%	3,969,923	305,036,453	(278,324,665)	30,681,711	114,343††
Total - .5%	62,477,848	1,433,806,182	(1,434,832,044)	61,451,986	1,409,732

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $311,016,082)—Note 1(c):
Unaffiliated issuers	9,517,409,955	11,275,154,894
Affiliated issuers	61,451,986	61,451,986
Cash		11,728,006
Receivable for investment securities sold		32,271,640
Receivable for shares of Common Stock subscribed		20,288,971
Dividends and securities lending income receivable		18,329,492
Tax reclaim receivable—Note 1(b)		738,390
Prepaid expenses		220,065
		11,420,183,444
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		5,653,515
Payable for investment securities purchased		46,325,967
Liability for securities on loan—Note 1(c)		30,681,711
Payable for shares of Common Stock redeemed		24,543,053
Directors’ fees and expenses payable		204,677
Other accrued expenses		1,364,147
		108,773,070
Net Assets ($)		11,311,410,374
Composition of Net Assets ($):
Paid-in capital		9,040,398,604
Total distributable earnings (loss)		2,271,011,770
Net Assets ($)		11,311,410,374

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	1,594,371,159	119,528,518	8,562,119,310	1,035,391,387
Shares Outstanding	30,622,262	2,691,965	163,096,489	19,779,006
Net Asset Value Per Share ($)	52.07	44.40	52.50	52.35
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	89,679,016
Affiliated issuers	1,295,389
Affiliated income net of rebates from securities lending—Note 1(c)	114,343
Total Income	91,088,748
Expenses:
Management fee—Note 3(a)	30,266,721
Shareholder servicing costs—Note 3(c)	4,825,922
Directors’ fees and expenses—Note 3(d)	444,287
Distribution Plan fees—Note 3(b)	404,281
Registration fees	338,305
Loan commitment fees—Note 2	141,843
Prospectus and shareholders’ reports	128,937
Professional fees	61,627
Custodian fees—Note 3(c)	51,409
Chief Compliance Officer fees—Note 3(c)	16,152
Interest expense—Note 2	15,739
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Miscellaneous	78,159
Total Expenses	36,783,382
Less—reduction in expenses due to undertaking—Note 3(a)	(198,308)
Net Expenses	36,585,074
Net Investment Income	54,503,674
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	683,807,227
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	507,193,364
Net Realized and Unrealized Gain (Loss) on Investments	1,191,000,591
Net Increase in Net Assets Resulting from Operations	1,245,504,265
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	54,503,674	96,782,015
Net realized gain (loss) on investments	683,807,227	612,135,414
Net change in unrealized appreciation (depreciation) on investments	507,193,364	245,895,021
Net Increase (Decrease) in Net Assets Resulting from Operations	1,245,504,265	954,812,450
Distributions ($):
Distributions to shareholders:
Class A	(93,920,726)	(98,101,893)
Class C	(7,765,548)	(6,103,872)
Class I	(503,183,683)	(400,744,446)
Class Y	(60,255,718)	(36,911,478)
Total Distributions	(665,125,675)	(541,861,689)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	103,297,280	216,733,110
Class C	15,280,186	37,814,183
Class I	1,742,443,000	3,250,238,383
Class Y	441,659,230	248,908,307
Distributions reinvested:
Class A	86,067,163	90,408,160
Class C	7,278,364	5,714,470
Class I	477,550,163	380,724,002
Class Y	57,010,825	33,365,600
Cost of shares redeemed:
Class A	(111,616,865)	(192,656,454)
Class C	(9,695,262)	(11,609,353)
Class I	(1,078,544,468)	(1,645,339,144)
Class Y	(144,351,641)	(125,774,283)
Increase (Decrease) in Net Assets from Capital Stock Transactions	1,586,377,975	2,288,526,981
Total Increase (Decrease) in Net Assets	2,166,756,565	2,701,477,742
Net Assets ($):
Beginning of Period	9,144,653,809	6,443,176,067
End of Period	11,311,410,374	9,144,653,809
9

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	2,051,442	4,687,965
Shares issued for distributions reinvested	1,784,145	1,929,737
Shares redeemed	(2,235,271)	(4,152,263)
Net Increase (Decrease) in Shares Outstanding	1,600,316	2,465,439
Class C(a)
Shares sold	354,776	943,418
Shares issued for distributions reinvested	176,616	140,508
Shares redeemed	(226,404)	(289,919)
Net Increase (Decrease) in Shares Outstanding	304,988	794,007
Class I(b)
Shares sold	34,475,866	70,027,961
Shares issued for distributions reinvested	9,824,114	8,069,606
Shares redeemed	(21,359,056)	(35,510,015)
Net Increase (Decrease) in Shares Outstanding	22,940,924	42,587,552
Class Y(b)
Shares sold	8,817,035	5,380,193
Shares issued for distributions reinvested	1,176,208	709,303
Shares redeemed	(2,869,206)	(2,664,843)
Net Increase (Decrease) in Shares Outstanding	7,124,037	3,424,653

(a)
During the period ended February 28, 2026, 2,360 Class C shares representing $101,789 were automatically converted to 2,031 Class A shares and during the period ended August 31, 2025, 823 Class C shares representing $33,353 were automatically converted to 713 Class A shares.

(b)
During the period ended February 28, 2026, 8,441 Class Y shares representing $416,123 were exchanged for 8,419 Class I shares. During the period ended
August 31, 2025, 10,128 Class A shares representing $470,359 were exchanged for 10,046 Class I shares and 9,744 Class Y shares representing $458,176 were exchanged for 9,719 Class I shares.

See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	49.37	47.52	41.26	39.43	47.84	33.28
Investment Operations:
Net investment income(a)	.22	.50	.45	.38	.32	.36
Net realized and unrealized gain (loss) on investments	5.75	5.03	7.90	4.99	.86	15.20
Total from Investment Operations	5.97	5.53	8.35	5.37	1.18	15.56
Distributions:
Dividends from net investment income	(.10 )	(.43 )	(.32 )	(.28 )	(.46 )	(.22 )
Dividends from net realized gain on investments	(3.17)	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )
Total Distributions	(3.27)	(3.68)	(2.09)	(3.54)	(9.59)	(1.00)
Net asset value, end of period	52.07	49.37	47.52	41.26	39.43	47.84
Total Return (%)(b)	12.61 (c)	12.09	21.30	14.27	2.34	47.60
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.93 (d)	.94	.95	.94	.94	.95
Ratio of net expenses to average net assets	.93 (d)	.93 (e),(f)	.93 (e),(f)	.93 (e),(f)	.93 (e)	.93 (e)
Ratio of net investment income to average net assets	.87 (d)	1.07 (e),(f)	1.04 (e),(f)	.97 (e),(f)	.76 (e)	.88 (e)
Portfolio Turnover Rate	58.62 (c)	95.20	90.65	106.44	115.23	108.10
Net Assets, end of period ($ x 1,000)	1,594,371	1,432,828	1,261,867	1,021,797	896,291	881,741

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	42.62	41.59	36.42	35.34	43.80	30.58
Investment Operations:
Net investment income(a)	.03	.13	.11	.08	.01	.04
Net realized and unrealized gain (loss) on investments	4.92	4.37	6.94	4.42	.79	13.96
Total from Investment Operations	4.95	4.50	7.05	4.50	.80	14.00
Distributions:
Dividends from net investment income	-	(.22 )	(.11 )	(.16 )	(.13 )	-
Dividends from net realized gain on investments	(3.17)	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )
Total Distributions	(3.17)	(3.47)	(1.88)	(3.42)	(9.26)	(.78 )
Net asset value, end of period	44.40	42.62	41.59	36.42	35.34	43.80
Total Return (%)(b)	12.18 (c)	11.24	20.38	13.40	1.59	46.48
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69 (d)	1.71	1.71	1.73	1.72	1.73
Ratio of net expenses to average net assets(e)	1.68 (d)	1.68 (f)	1.68 (f)	1.68 (f)	1.68	1.68
Ratio of net investment income to average net assets(e)	.12 (d)	.32 (f)	.29 (f)	.23 (f)	.02	.11
Portfolio Turnover Rate	58.62 (c)	95.20	90.65	106.44	115.23	108.10
Net Assets, end of period ($ x 1,000)	119,529	101,745	66,246	33,013	11,719	7,011

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in expenses due to undertaking.
(f)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
12

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	49.81	47.90	41.59	39.72	48.13	33.47
Investment Operations:
Net investment income(a)	.28	.62	.57	.49	.43	.47
Net realized and unrealized gain (loss) on investments	5.80	5.09	7.93	5.02	.86	15.28
Total from Investment Operations	6.08	5.71	8.50	5.51	1.29	15.75
Distributions:
Dividends from net investment income	(.22 )	(.55 )	(.42 )	(.38 )	(.57 )	(.31 )
Dividends from net realized gain on investments	(3.17)	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )
Total Distributions	(3.39)	(3.80)	(2.19)	(3.64)	(9.70)	(1.09)
Net asset value, end of period	52.50	49.81	47.90	41.59	39.72	48.13
Total Return (%)	12.74 (b)	12.37	21.60	14.56	2.60	47.97
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.69 (c)	.71	.73	.72	.69	.70
Ratio of net expenses to average net assets(d)	.68 (c)	.68 (e)	.68 (e)	.68 (e)	.68	.68
Ratio of net investment income to average net assets(d)	1.12 (c)	1.32 (e)	1.30 (e)	1.22 (e)	1.02	1.13
Portfolio Turnover Rate	58.62 (b)	95.20	90.65	106.44	115.23	108.10
Net Assets, end of period ($ x 1,000)	8,562,119	6,981,283	4,673,940	1,856,784	757,567	476,540

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in expenses due to undertaking.
(e)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	49.69	47.79	41.49	39.63	48.05	33.41
Investment Operations:
Net investment income(a)	.29	.64	.57	.50	.45	.49
Net realized and unrealized gain (loss) on investments	5.78	5.08	7.94	5.01	.85	15.25
Total from Investment Operations	6.07	5.72	8.51	5.51	1.30	15.74
Distributions:
Dividends from net investment income	(.24 )	(.57 )	(.44 )	(.39 )	(.59 )	(.32 )
Dividends from net realized gain on investments	(3.17)	(3.25)	(1.77)	(3.26)	(9.13)	(.78 )
Total Distributions	(3.41)	(3.82)	(2.21)	(3.65)	(9.72)	(1.10)
Net asset value, end of period	52.35	49.69	47.79	41.49	39.63	48.05
Total Return (%)	12.76 (b)	12.42	21.67	14.60	2.64	48.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.63 (c)	.63	.64	.64	.63	.64
Ratio of net expenses to average net assets	.63 (c)	.63 (d)	.63 (d)	.63 (d)	.63	.64
Ratio of net investment income to average net assets	1.17 (c)	1.37 (d)	1.34 (d)	1.26 (d)	1.04	1.18
Portfolio Turnover Rate	58.62 (b)	95.20	90.65	106.44	115.23	108.10
Net Assets, end of period ($ x 1,000)	1,035,391	628,798	441,123	277,499	240,726	338,408

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Dynamic Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (300 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	11,275,154,894	—	—	11,275,154,894
Investment Companies	61,451,986	—	—	61,451,986
	11,336,606,880	—	—	11,336,606,880

†	See Schedule of Investments for additional detailed categorizations, if any.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $15,775 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	311,016,082
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(311,016,082)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: ordinary income $150,348,925 and long-term capital gains $391,512,764. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.
During the period ended February 28, 2026, the fund was charged $15,739 for interest expense. These fees are included in Interest expense in the Statement of Operations. The average amount of borrowings outstanding under the Citibank Credit Facility during the period ended February 28, 2026 was approximately $669,613 with a related weighted average annualized interest rate of 4.74%. As of February 28, 2026, the fund has no outstanding loan balance from either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from September 1, 2025 through December 31, 2026, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .68% of the value of the fund’s average daily net assets. On or after December 31, 2026, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $198,308 during the period ended February 28, 2026.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .288% of the value of the fund’s average daily net assets.
During the period ended February 28, 2026, the Distributor retained $28,982 from commissions earned on sales of the fund’s Class A shares, $981 and $10,554 from CDSC fees on redemptions of the fund’s Class A and Class C shares, respectively.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2026, Class C shares were charged $404,281 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, Class A and Class C shares were charged $1,838,028 and $134,760, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2026, the fund was charged $58,017 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $51,409 pursuant to the custody agreement.
During the period ended February 28, 2026, the fund was charged $16,152 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $5,163,978, Distribution Plan fees of $68,241, Shareholder Services Plan fees of $325,608, Custodian fees of $42,500, Chief Compliance Officer fees of $7,467, Transfer Agent fees of $32,710 and shareholder and regulatory reports service fees of $13,333, which are offset against an expense reimbursement currently in effect in the amount of $322.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2026, amounted to $6,956,034,608 and $5,937,606,411, respectively.
At February 28, 2026, accumulated net unrealized appreciation on investments was $1,757,744,939, consisting of $1,911,979,780 gross unrealized appreciation and $154,234,841 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $460,439.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
24

© 2026 BNY Mellon Securities Corporation
Code-0257NCSRSA0226

BNY Mellon Midcap Value Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
A	DMCVX
C	DVLCX
I	DVLIX
Y	DMCYX

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Midcap Value Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 94.5%
Banks — 4.0%
Columbia Banking System, Inc.	159,809	4,546,566
First Horizon Corp.	304,830	7,251,906
SouthState Bank Corp.	36,858	3,636,779
		15,435,251
Capital Goods — 13.6%
Carlisle Companies, Inc.(a)	13,971	5,515,332
Carrier Global Corp.	86,909	5,596,940
Dover Corp.	31,225	7,041,237
Flowserve Corp.	77,316	6,844,012
Fortune Brands Innovations, Inc.	73,965	4,019,258
Gates Industrial Corp. PLC(b)	194,383	5,359,139
Hubbell, Inc.	11,887	6,081,746
Quanta Services, Inc.	8,950	5,039,566
The Timken Company	67,299	7,293,866
		52,791,096
Commercial & Professional Services — 4.0%
CACI International, Inc., Cl. A(b)	7,972	4,864,275
Clean Harbors, Inc.(b)	22,410	6,570,612
Tetra Tech, Inc.	113,724	4,075,868
		15,510,755
Consumer Discretionary Distribution & Retail — 1.2%
The Gap, Inc.	164,391	4,609,524
Consumer Durables & Apparel — 3.7%
Deckers Outdoor Corp.(b)	41,264	4,839,029
Hasbro, Inc.	62,330	6,207,445
Lululemon Athletica, Inc.(b)	17,169	3,179,184
		14,225,658
Consumer Services — 3.7%
Aramark	93,909	3,930,091
Expedia Group, Inc.	25,239	5,443,800
Las Vegas Sands Corp.	85,919	4,873,326
		14,247,217
Energy — 6.8%
Antero Resources Corp.(b)	144,689	5,326,002
Diamondback Energy, Inc.	41,515	7,226,931
Valero Energy Corp.	31,067	6,357,551
Weatherford International PLC	71,093	7,497,468
		26,407,952
Equity Real Estate Investment Trusts — 7.3%
Digital Realty Trust, Inc.(c)	28,852	5,112,574
Federal Realty Investment Trust(c)	53,022	5,767,203
Healthpeak Properties, Inc.(a),(c)	306,206	5,413,722
Lineage, Inc.(c)	97,178	3,937,653
Ryman Hospitality Properties, Inc.(c)	31,243	3,085,246
Weyerhaeuser Co.(c)	209,502	5,139,084
		28,455,482
Financial Services — 6.9%
FactSet Research Systems, Inc.	13,748	2,980,704
3

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 94.5% (continued)
Financial Services — 6.9% (continued)
Fidelity National Information Services, Inc.	80,929	4,124,142
LPL Financial Holdings, Inc.	13,758	4,132,628
Moelis & Co., Cl. A	50,829	3,017,209
Rocket Companies, Inc., Cl. A	403,815	7,345,395
Voya Financial, Inc.	79,114	5,291,144
		26,891,222
Food, Beverage & Tobacco — 2.3%
Molson Coors Beverage Co., Cl. B	91,470	4,481,115
Tyson Foods, Inc., Cl. A	70,295	4,568,472
		9,049,587
Health Care Equipment & Services — 4.3%
Edwards Lifesciences Corp.(b)	54,776	4,736,481
Encompass Health Corp.	23,098	2,491,812
Labcorp Holdings, Inc.	18,524	5,355,659
Molina Healthcare, Inc.(b)	27,032	4,164,279
		16,748,231
Household & Personal Products — 1.4%
The Estee Lauder Companies, Inc., Cl. A	50,810	5,562,171
Insurance — 4.1%
Assurant, Inc.	43,102	9,895,788
Old Republic International Corp.	139,256	5,969,905
		15,865,693
Materials — 8.0%
Crown Holdings, Inc.	36,942	4,233,553
Element Solutions, Inc.	132,293	4,642,161
Freeport-McMoRan, Inc.	77,160	5,253,053
International Paper Co.	136,284	5,935,168
Newmont Corp.	40,950	5,323,500
Nucor Corp.	31,170	5,513,350
		30,900,785
Media & Entertainment — 1.5%
Omnicom Group, Inc.	69,793	5,952,645
Pharmaceuticals, Biotechnology & Life Sciences — 6.3%
Ascendis Pharma A/S, ADR(a),(b)	17,008	3,971,368
Elanco Animal Health, Inc.(a),(b)	248,536	6,561,350
Incyte Corp.(b)	36,828	3,729,572
Jazz Pharmaceuticals PLC(b)	32,522	6,179,830
Teva Pharmaceutical Industries Ltd., ADR(b)	116,352	3,939,679
		24,381,799
Semiconductors & Semiconductor Equipment — 4.7%
ON Semiconductor Corp.(b)	111,125	7,387,590
Onto Innovation, Inc.(b)	29,898	6,454,679
Qnity Electronics, Inc.	33,449	4,239,996
		18,082,265
Software & Services — 3.9%
Akamai Technologies, Inc.(b)	66,441	6,537,130
Cognizant Technology Solutions Corp., Cl. A	39,686	2,556,969
Docusign, Inc.(b)	75,740	3,413,602
Dolby Laboratories, Inc., Cl. A	42,849	2,852,458
		15,360,159
4

Description	Shares	Value ($)
Equity Securities - Common Stocks — 94.5% (continued)
Transportation — 2.6%
Delta Air Lines, Inc.	71,196	4,677,577
Knight-Swift Transportation Holdings, Inc.	87,718	5,519,217
		10,196,794
Utilities — 4.2%
Dominion Energy, Inc.	127,001	8,018,843
Exelon Corp.	165,949	8,209,497
		16,228,340
Total Equity Securities - Common Stocks (cost $294,244,553)		366,902,626
Equity Securities - Private Equity — 1.4%
Software & Services — 1.4%
Databricks, Inc., Ser. H (b),(d)	32,643	4,867,071
Databricks, Inc., Ser. I (b),(d)	2,689	400,930
Total Equity Securities - Private Equity (cost $2,596,384)		5,268,001

	1-Day Yield (%)
Investment Companies — 1.8%
Registered Investment Companies — 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(e) (cost $7,176,893)	3.72	7,176,893	7,176,893
Total Investments (cost $304,017,830)		97.7%	379,347,520
Cash and Receivables (Net)		2.3%	8,944,975
Net Assets		100.0%	388,292,495

ADR—American Depositary Receipt

(a)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $9,478,704 and the value of the collateral was
$9,624,129, consisting of U.S. Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.

(b)	Non-income producing security.
(c)	Investment in real estate investment trust within the United States.
(d)	The fund held Level 3 securities at February 28, 2026. These securities were valued at $5,268,001 or 1.4% of net assets.
(e)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 1.8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.8%	9,913,245	83,419,164	(86,155,516)	7,176,893	195,143
5

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
Affiliated Issuers (continued)
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	14,521,229	11,476,744	(25,997,973)	-	66,593††
Total - 1.8%	24,434,474	94,895,908	(112,153,489)	7,176,893	261,736

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.
6

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $9,478,704)—Note 1(c):
Unaffiliated issuers	296,840,937	372,170,627
Affiliated issuers	7,176,893	7,176,893
Receivable for investment securities sold		8,884,204
Dividends and securities lending income receivable		668,291
Receivable for shares of Common Stock subscribed		37,457
Tax reclaim receivable—Note 1(b)		3,738
Prepaid expenses		49,369
		388,990,579
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		310,927
Payable for shares of Common Stock redeemed		252,468
Directors’ fees and expenses payable		8,854
Other accrued expenses		125,835
		698,084
Net Assets ($)		388,292,495
Composition of Net Assets ($):
Paid-in capital		297,872,116
Total distributable earnings (loss)		90,420,379
Net Assets ($)		388,292,495

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	278,286,738	1,440,673	105,999,600	2,565,484
Shares Outstanding	8,973,570	66,640	3,446,797	83,353
Net Asset Value Per Share ($)	31.01	21.62	30.75	30.78
See notes to financial statements.
7

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	3,401,980
Affiliated issuers	195,143
Affiliated income net of rebates from securities lending—Note 1(c)	66,593
Interest	131
Total Income	3,663,847
Expenses:
Management fee—Note 3(a)	1,432,578
Shareholder servicing costs—Note 3(c)	523,357
Professional fees	56,393
Registration fees	38,309
Directors’ fees and expenses—Note 3(d)	16,016
Prospectus and shareholders’ reports	15,804
Chief Compliance Officer fees—Note 3(c)	15,709
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Distribution Plan fees—Note 3(b)	6,383
Custodian fees—Note 3(c)	4,479
Loan commitment fees—Note 2	4,474
Miscellaneous	8,571
Total Expenses	2,132,073
Net Investment Income	1,531,774
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	32,695,283
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(2,027,322)
Net Realized and Unrealized Gain (Loss) on Investments	30,667,961
Net Increase in Net Assets Resulting from Operations	32,199,735
See notes to financial statements.
8

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment income	1,531,774	2,302,077
Net realized gain (loss) on investments	32,695,283	28,323,599
Net change in unrealized appreciation (depreciation) on investments	(2,027,322)	(3,925,529)
Net Increase (Decrease) in Net Assets Resulting from Operations	32,199,735	26,700,147
Distributions ($):
Distributions to shareholders:
Class A	(33,136,303)	(27,077,977)
Class C	(259,187)	(384,529)
Class I	(13,427,840)	(10,315,790)
Class Y	(287,971)	(196,030)
Total Distributions	(47,111,301)	(37,974,326)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,092,175	7,430,006
Class C	93,947	72,319
Class I	6,432,401	14,946,866
Class Y	480,152	954,270
Distributions reinvested:
Class A	31,429,106	25,745,371
Class C	245,606	374,704
Class I	12,920,351	9,843,011
Class Y	140,836	109,612
Cost of shares redeemed:
Class A	(24,040,137)	(40,160,828)
Class C	(750,762)	(1,998,043)
Class I	(17,570,810)	(23,845,669)
Class Y	(192,888)	(1,929,108)
Increase (Decrease) in Net Assets from Capital Stock Transactions	13,279,977	(8,457,489)
Total Increase (Decrease) in Net Assets	(1,631,589)	(19,731,668)
Net Assets ($):
Beginning of Period	389,924,084	409,655,752
End of Period	388,292,495	389,924,084
9

STATEMENT OF CHANGES IN NET ASSETS (continued)
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class A(a)
Shares sold	132,284	236,943
Shares issued for distributions reinvested	1,064,312	809,349
Shares redeemed	(767,070)	(1,280,481)
Net Increase (Decrease) in Shares Outstanding	429,526	(234,189)
Class C
Shares sold	4,514	3,111
Shares issued for distributions reinvested	11,905	16,020
Shares redeemed	(33,495)	(85,120)
Net Increase (Decrease) in Shares Outstanding	(17,076)	(65,989)
Class I(a)
Shares sold	208,496	486,839
Shares issued for distributions reinvested	441,420	311,784
Shares redeemed	(570,804)	(761,402)
Net Increase (Decrease) in Shares Outstanding	79,112	37,221
Class Y
Shares sold	15,704	31,411
Shares issued for distributions reinvested	4,809	3,471
Shares redeemed	(6,100)	(59,553)
Net Increase (Decrease) in Shares Outstanding	14,413	(24,671)

(a)	During the period ended August 31, 2025, 1,201 Class A shares representing $38,892 were exchanged for 1,208 Class I shares.
See notes to financial statements.
10

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	32.44	33.31	29.67	29.73	35.79	26.76
Investment Operations:
Net investment income(a)	.12	.17	.11	.18	.08	.01
Net realized and unrealized gain (loss) on investments	2.49	2.14	4.71	1.66	(2.00)	9.05
Total from Investment Operations	2.61	2.31	4.82	1.84	(1.92)	9.06
Distributions:
Dividends from net investment income	(.19 )	(.12 )	(.19 )	(.08 )	(.01 )	(.03 )
Dividends from net realized gain on investments	(3.85)	(3.06)	(.99 )	(1.82)	(4.13)	-
Total Distributions	(4.04)	(3.18)	(1.18)	(1.90)	(4.14)	(.03 )
Net asset value, end of period	31.01	32.44	33.31	29.67	29.73	35.79
Total Return (%)	8.70 (b)	7.13	16.86	6.56	(6.05)	33.88
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.17 (c)	1.16	1.17	1.16	1.14	1.14
Ratio of net expenses to average net assets	1.17 (c)	1.16 (d)	1.16 (d)	1.13 (d),(e)	1.12 (e)	1.14
Ratio of net investment income to average net assets	.75 (c)	.54 (d)	.37 (d)	.62 (d),(e)	.25 (e)	.04
Portfolio Turnover Rate	40.61 (b)	64.98	58.67	32.73	28.31	63.23
Net Assets, end of period ($ x 1,000)	278,287	277,156	292,432	282,947	293,476	347,690

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
11

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	23.71	25.24	22.75	23.34	29.19	21.97
Investment Operations:
Net investment (loss)(a)	(.01 )	(.07 )	(.10 )	(.03 )	(.14 )	(.20 )
Net realized and unrealized gain (loss) on investments	1.77	1.60	3.58	1.26	(1.58)	7.42
Total from Investment Operations	1.76	1.53	3.48	1.23	(1.72)	7.22
Distributions:
Dividends from net realized gain on investments	(3.85)	(3.06)	(.99 )	(1.82)	(4.13)	-
Net asset value, end of period	21.62	23.71	25.24	22.75	23.34	29.19
Total Return (%)	8.22 (b)	6.23	15.92	5.67	(6.79)	32.86
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.02 (c)	1.99	1.98	1.97	1.94	1.94
Ratio of net expenses to average net assets	2.02 (c)	1.99 (d)	1.97 (d)	1.94 (d),(e)	1.92 (e)	1.94
Ratio of net investment (loss) to average net assets	(.10 )(c)	(.28 )(d)	(.44 )(d)	(.16 )(d),(e)	(.54 )(e)	(.75 )
Portfolio Turnover Rate	40.61 (b)	64.98	58.67	32.73	28.31	63.23
Net Assets, end of period ($ x 1,000)	1,441	1,985	3,778	5,033	8,094	15,035

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
12

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	32.24	33.13	29.51	29.60	35.65	26.65
Investment Operations:
Net investment income(a)	.14	.23	.17	.24	.15	.08
Net realized and unrealized gain (loss) on investments	2.47	2.13	4.69	1.64	(1.99)	9.01
Total from Investment Operations	2.61	2.36	4.86	1.88	(1.84)	9.09
Distributions:
Dividends from net investment income	(.25 )	(.19 )	(.25 )	(.15 )	(.08 )	(.09 )
Dividends from net realized gain on investments	(3.85)	(3.06)	(.99 )	(1.82)	(4.13)	-
Total Distributions	(4.10)	(3.25)	(1.24)	(1.97)	(4.21)	(.09 )
Net asset value, end of period	30.75	32.24	33.13	29.51	29.60	35.65
Total Return (%)	8.82 (b)	7.30	17.11	6.73	(5.84)	34.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98 (c)	.98	.97	.97	.94	.94
Ratio of net expenses to average net assets	.98 (c)	.98 (d)	.96 (d)	.94 (d),(e)	.92 (e)	.94
Ratio of net investment income to average net assets	.93 (c)	.73 (d)	.57 (d)	.83 (d),(e)	.45 (e)	.24
Portfolio Turnover Rate	40.61 (b)	64.98	58.67	32.73	28.31	63.23
Net Assets, end of period ($ x 1,000)	106,000	108,559	110,340	104,788	119,238	146,592

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
13

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	32.28	33.17	29.55	29.63	35.70	26.69
Investment Operations:
Net investment income(a)	.16	.27	.21	.26	.21	.12
Net realized and unrealized gain (loss) on investments	2.48	2.12	4.69	1.66	(2.03)	9.02
Total from Investment Operations	2.64	2.39	4.90	1.92	(1.82)	9.14
Distributions:
Dividends from net investment income	(.29 )	(.22 )	(.29 )	(.18 )	(.12 )	(.13 )
Dividends from net realized gain on investments	(3.85)	(3.06)	(.99 )	(1.82)	(4.13)	-
Total Distributions	(4.14)	(3.28)	(1.28)	(2.00)	(4.25)	(.13 )
Net asset value, end of period	30.78	32.28	33.17	29.55	29.63	35.70
Total Return (%)	8.87 (b)	7.43	17.20	6.89	(5.78)	34.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86 (c)	.86	.86	.86	.83	.83
Ratio of net expenses to average net assets	.86 (c)	.86 (d)	.85 (d)	.83 (d),(e)	.81 (e)	.83
Ratio of net investment income to average net assets	1.06 (c)	.85 (d)	.68 (d)	.92 (d),(e)	.65 (e)	.36
Portfolio Turnover Rate	40.61 (b)	64.98	58.67	32.73	28.31	63.23
Net Assets, end of period ($ x 1,000)	2,565	2,225	3,105	2,155	1,781	5,634

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.
14

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Midcap Value Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek to surpass the performance of the Russell Midcap® Value Index. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
Effective December 31, 2025, the fund changed its name from BNY Mellon Opportunistic Midcap Value Fund to BNY Mellon Midcap Value Fund.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 800 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (350 million shares authorized), Class C (125 million shares authorized), Class I (175 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.
16

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	366,902,626	—	—	366,902,626
Equity Securities - Private Equity	—	—	5,268,001	5,268,001
Investment Companies	7,176,893	—	—	7,176,893
	374,079,519	—	5,268,001	379,347,520

†	See Schedule of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 8/31/2025†	5,299,800
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(31,799)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2026†	5,268,001
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2026	(31,799)

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of February 28, 2026.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	5,268,001	Market Comparable Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(-21.8%)/(-21.8%)

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange
17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $9,085 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	9,478,704
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(9,478,704)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural
18

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: ordinary income $1,924,307 and long-term capital gains $36,050,019. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
During the period ended February 28, 2026, the Distributor retained $266 from commissions earned on sales of the fund’s Class A shares and $119 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2026, Class C shares were charged $6,383 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, Class A and Class C shares were charged $338,922 and $2,128, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2026, the fund was charged $18,160 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $4,479 pursuant to the custody agreement.
During the period ended February 28, 2026, the fund was charged $15,709 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $224,901, Distribution Plan fees of $846, Shareholder Services Plan fees of $53,743, Custodian fees of $3,000, Chief Compliance Officer fees of $6,026, Transfer Agent fees of $9,078 and shareholder and regulatory reports service fees of $13,333.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2026, amounted to $152,003,082 and $191,312,383, respectively.
At February 28, 2026, accumulated net unrealized appreciation on investments was $75,329,690, consisting of $84,316,237 gross unrealized appreciation and $8,986,547 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
20

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A
21

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A
22

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $31,725.
23

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A
24

© 2026 BNY Mellon Securities Corporation
Code-0258NCSRSA0226

BNY Mellon Technology Growth Fund
SEMI-ANNUAL FINANCIALS AND OTHER INFORMATION
February 28, 2026

Class	Ticker
A	DTGRX
C	DTGCX
I	DGVRX
Y	DTEYX

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Semi-Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the Securities and Exchange Commission (the “SEC”).

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Technology Growth Fund
SCHEDULE OF INVESTMENTS
February 28, 2026 (Unaudited)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8%
Aerospace & Defense — 2.2%
Axon Enterprise, Inc. (a)	18,414	9,987,754
Application Software — 7.0%
Datadog, Inc., Cl. A (a)	23,186	2,595,905
HubSpot, Inc. (a)	17,387	4,599,035
Intuit, Inc.	31,984	13,082,416
Klaviyo, Inc., Cl. A (a),(b)	270,184	4,703,903
Synopsys, Inc. (a)	14,593	6,041,502
		31,022,761
Broadline Retail — 8.0%
Alibaba Group Holding Ltd., ADR (b)	118,995	17,148,370
Amazon.com, Inc. (a)	88,828	18,653,880
		35,802,250
Electronic Components — 1.9%
Amphenol Corp., Cl. A	57,605	8,413,786
Interactive Media & Services — 9.7%
Alphabet, Inc., Cl. C	57,623	17,945,531
Meta Platforms, Inc., Cl. A	27,639	17,915,047
Tencent Holdings Ltd., ADR	109,863	7,217,999
		43,078,577
Internet Services & Infrastructure — 4.0%
MongoDB, Inc. (a)	16,299	5,353,733
Shopify, Inc., Cl. A (a)	102,884	12,421,185
		17,774,918
Movies & Entertainment — 4.9%
Netflix, Inc. (a)	186,638	17,962,041
Spotify Technology SA (a)	7,550	3,887,797
		21,849,838
Real Estate Services — 1.0%
CoStar Group, Inc. (a)	100,637	4,491,429
Semiconductor Materials & Equipment — 12.6%
Applied Materials, Inc.	58,586	21,811,568
ASML Holding NV	6,338	9,193,649
Lam Research Corp.	106,180	24,834,440
		55,839,657
Semiconductors — 31.8%
Intel Corp. (a)	410,511	18,723,407
Micron Technology, Inc.	55,659	22,952,102
NVIDIA Corp.	164,682	29,180,003
QUALCOMM, Inc.	62,932	8,958,999
Synaptics, Inc. (a),(b)	85,819	6,990,816
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	99,672	37,335,138
Texas Instruments, Inc.	82,971	17,598,979
		141,739,444
Systems Software — 10.5%
JFrog Ltd. (a)	97,206	3,902,821
Microsoft Corp.	45,463	17,855,139

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Equity Securities - Common Stocks — 97.8% (continued)
Systems Software — 10.5% (continued)
Oracle Corp.	91,933	13,367,058
ServiceNow, Inc. (a)	106,898	11,546,053
		46,671,071
Technology Hardware, Storage & Peripherals — 2.8%
Apple, Inc.	47,219	12,474,315
Transaction & Payment Processing Services — 1.4%
Mastercard, Inc., Cl. A	12,082	6,248,931
Total Equity Securities - Common Stocks (cost $242,650,373)		435,394,731
Equity Securities - Private Equity — 1.6%
Real Estate Services — .1%
Roofstock, Ser. E (a),(c)	35,162	154,361
Systems Software — 1.5%
Databricks, Inc., Ser. H (a),(c)	31,884	4,753,904
Databricks, Inc., Ser. I (a),(c)	2,036	303,568
Databricks, Inc., Ser. J (a),(c)	10,772	1,606,105
		6,663,577
Total Equity Securities - Private Equity (cost $4,525,779)		6,817,938

	1-Day Yield (%)
Investment Companies — 2.4%
Registered Investment Companies — 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $10,673,386)	3.72	10,673,386	10,673,386
Investment of Cash Collateral for Securities Loaned — 1.1%
Registered Investment Companies — 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(d) (cost $5,042,036)	3.72	5,042,036	5,042,036
Total Investments (cost $262,891,574)		102.9%	457,928,091
Liabilities, Less Cash and Receivables		(2.9%)	(12,840,406)
Net Assets		100.0%	445,087,685

ADR—American Depositary Receipt

(a)	Non-income producing security.
(b)
Security, or portion thereof, on loan. At February 28, 2026, the value of the fund’s securities on loan was $22,621,931 and the value of the collateral was
$23,847,438, consisting of cash collateral of $5,042,036 and U.S. Government & Agency securities valued at $18,805,402.  In addition, the value of collateral may include pending sales that are also on loan.

(c)	The fund held Level 3 securities at February 28, 2026. These securities were valued at $6,817,938 or 1.6% of net assets.
(d)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 8/31/2025	Purchases ($)†	Sales ($)	Value ($) 2/28/2026	Dividends/ Distributions ($)
Registered Investment Companies - 2.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 2.4%	7,862,375	38,264,714	(35,453,703)	10,673,386	123,172
Investment of Cash Collateral for Securities Loaned - 1.1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - 1.1%	-	5,076,278	(34,242)	5,042,036	3,698††
Total - 3.5%	7,862,375	43,340,992	(35,487,945)	15,715,422	126,870

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
February 28, 2026 (Unaudited)
	Cost	Value
Assets ($):
Investments in securities—See Schedule of Investments (including securities on loan, valued at $22,621,931)—Note 1(c):
Unaffiliated issuers	247,176,152	442,212,669
Affiliated issuers	15,715,422	15,715,422
Cash denominated in foreign currency	46,344	46,364
Receivable for shares of Common Stock subscribed		241,687
Dividends and securities lending income receivable		105,728
Tax reclaim receivable—Note 1(b)		11,592
Prepaid expenses		53,398
		458,386,860
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		375,888
Payable for investment securities purchased		7,681,918
Liability for securities on loan—Note 1(c)		5,042,036
Payable for shares of Common Stock redeemed		79,687
Directors’ fees and expenses payable		10,226
Other accrued expenses		109,420
		13,299,175
Net Assets ($)		445,087,685
Composition of Net Assets ($):
Paid-in capital		211,027,678
Total distributable earnings (loss)		234,060,007
Net Assets ($)		445,087,685

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	411,197,560	3,378,654	30,460,225	51,246
Shares Outstanding	5,973,462	113,964	349,187	580.36
Net Asset Value Per Share ($)	68.84	29.65	87.23	88.30
See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended February 28, 2026 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $45,456 foreign taxes withheld at source):
Unaffiliated issuers	876,578
Affiliated issuers	123,172
Affiliated income net of rebates from securities lending—Note 1(c)	3,698
Interest	3,541
Total Income	1,006,989
Expenses:
Management fee—Note 3(a)	1,697,854
Shareholder servicing costs—Note 3(c)	676,479
Professional fees	56,875
Registration fees	38,982
Directors’ fees and expenses—Note 3(d)	19,464
Chief Compliance Officer fees—Note 3(c)	15,390
Prospectus and shareholders’ reports	15,028
Distribution Plan fees—Note 3(b)	13,247
Shareholder and regulatory reports service fees—Note 3(c)	10,000
Loan commitment fees—Note 2	5,680
Custodian fees—Note 3(c)	2,773
Miscellaneous	7,559
Total Expenses	2,559,331
Net Investment (Loss)	(1,552,342)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	40,924,805
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(794,220)
Net Realized and Unrealized Gain (Loss) on Investments	40,130,585
Net Increase in Net Assets Resulting from Operations	38,578,243
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Operations ($):
Net investment (loss)	(1,552,342)	(2,651,853)
Net realized gain (loss) on investments	40,924,805	63,539,863
Net change in unrealized appreciation (depreciation) on investments	(794,220)	25,715,730
Net Increase (Decrease) in Net Assets Resulting from Operations	38,578,243	86,603,740
Distributions ($):
Distributions to shareholders:
Class A	(45,855,363)	(15,648,652)
Class C	(808,590)	(307,965)
Class I	(2,691,835)	(1,043,258)
Class Y	(4,510)	(596)
Total Distributions	(49,360,298)	(17,000,471)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	6,914,089	12,178,644
Class C	151,368	162,165
Class I	2,693,315	7,097,114
Class Y	1,850	32,976
Distributions reinvested:
Class A	42,214,700	14,323,684
Class C	808,589	307,874
Class I	2,470,098	1,027,436
Class Y	2,695	-
Cost of shares redeemed:
Class A	(21,184,488)	(41,411,563)
Class C	(439,602)	(1,106,098)
Class I	(2,405,632)	(15,875,671)
Class Y	(532)	(6,175)
Increase (Decrease) in Net Assets from Capital Stock Transactions	31,226,450	(23,269,614)
Total Increase (Decrease) in Net Assets	20,444,395	46,333,655
Net Assets ($):
Beginning of Period	424,643,290	378,309,635
End of Period	445,087,685	424,643,290

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31, 2025

Capital Share Transactions (Shares):
Class A
Shares sold	94,590	198,403
Shares issued for distributions reinvested	610,303	220,229
Shares redeemed	(290,074)	(659,056)
Net Increase (Decrease) in Shares Outstanding	414,819	(240,424)
Class C
Shares sold	4,422	5,528
Shares issued for distributions reinvested	27,088	9,527
Shares redeemed	(13,975)	(36,316)
Net Increase (Decrease) in Shares Outstanding	17,535	(21,261)
Class I
Shares sold	29,219	91,693
Shares issued for distributions reinvested	28,198	12,791
Shares redeemed	(26,470)	(202,900)
Net Increase (Decrease) in Shares Outstanding	30,947	(98,416)
Class Y
Shares sold	20	401
Shares issued for distributions reinvested	30	-
Shares redeemed	(6)	(82)
Net Increase (Decrease) in Shares Outstanding	44	319
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class A Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	70.77	59.38	45.58	36.52	73.40	62.07
Investment Operations:
Net investment (loss)(a)	(.25 )	(.43 )	(.38 )	(.22 )	(.41 )	(.56 )
Net realized and unrealized gain (loss) on investments	6.70	14.57	14.18	9.28	(23.59)	15.57
Total from Investment Operations	6.45	14.14	13.80	9.06	(24.00)	15.01
Distributions:
Dividends from net realized gain on investments	(8.38)	(2.75)	-	-	(12.88)	(3.68)
Net asset value, end of period	68.84	70.77	59.38	45.58	36.52	73.40
Total Return (%)(b)	9.01 (c)	24.21	30.27	24.81	(40.01)	25.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.14 (d)	1.16	1.18	1.22	1.16	1.15
Ratio of net expenses to average net assets	1.14 (d)	1.16 (e)	1.13 (e),(f)	1.10 (e),(f)	1.16	1.15
Ratio of net investment (loss) to average net assets	(.69 )(d)	(.69 )(e)	(.72 )(e),(f)	(.57 )(e),(f)	(.79 )	(.85 )
Portfolio Turnover Rate	17.99 (c)	33.84	21.29	54.77	43.78	54.26
Net Assets, end of period ($ x 1,000)	411,198	393,367	344,368	287,166	250,424	462,897

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class C Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	34.96	30.79	23.83	19.26	44.92	39.59
Investment Operations:
Net investment (loss)(a)	(.25 )	(.47 )	(.43 )	(.28 )	(.46 )	(.65 )
Net realized and unrealized gain (loss) on investments	3.32	7.39	7.39	4.85	(12.32)	9.66
Total from Investment Operations	3.07	6.92	6.96	4.57	(12.78)	9.01
Distributions:
Dividends from net realized gain on investments	(8.38)	(2.75)	-	-	(12.88)	(3.68)
Net asset value, end of period	29.65	34.96	30.79	23.83	19.26	44.92
Total Return (%)(b)	8.55 (c)	23.21	29.21	23.73	(40.50)	24.07
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.95 (d)	1.97	2.01	2.08	1.97	1.94
Ratio of net expenses to average net assets	1.95 (d)	1.97 (e)	1.97 (e),(f)	1.95 (e),(f)	1.97	1.94
Ratio of net investment (loss) to average net assets	(1.51)(d)	(1.50)(e)	(1.55)(e),(f)	(1.43)(e),(f)	(1.60)	(1.64)
Portfolio Turnover Rate	17.99 (c)	33.84	21.29	54.77	43.78	54.26
Net Assets, end of period ($ x 1,000)	3,379	3,371	3,624	2,744	2,611	5,533

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
(c)	Not annualized.
(d)	Annualized.
(e)	Amount inclusive of reduction in fees due to earnings credits.
(f)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class I Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	87.54	72.73	55.71	44.55	86.61	72.48
Investment Operations:
Net investment (loss)(a)	(.21 )	(.36 )	(.34 )	(.17 )	(.36 )	(.49 )
Net realized and unrealized gain (loss) on investments	8.28	17.92	17.36	11.33	(28.82)	18.30
Total from Investment Operations	8.07	17.56	17.02	11.16	(29.18)	17.81
Distributions:
Dividends from net realized gain on investments	(8.38)	(2.75)	-	-	(12.88)	(3.68)
Net asset value, end of period	87.23	87.54	72.73	55.71	44.55	86.61
Total Return (%)	9.11 (b)	24.50	30.53	25.05	(39.88)	25.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.91 (c)	.94	.97	1.03	.94	.93
Ratio of net expenses to average net assets	.91 (c)	.94 (d)	.93 (d),(e)	.90 (d),(e)	.94	.93
Ratio of net investment (loss) to average net assets	(.47 )(c)	(.46 )(d)	(.51 )(d),(e)	(.38 )(d),(e)	(.57 )	(.62 )
Portfolio Turnover Rate	17.99 (b)	33.84	21.29	54.77	43.78	54.26
Net Assets, end of period ($ x 1,000)	30,460	27,858	30,302	19,587	23,262	40,112

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

	Six Months Ended February 28, 2026 (Unaudited)	Year Ended August 31,
Class Y Shares		2025	2024	2023	2022	2021
Per Share Data ($):
Net asset value, beginning of period	88.48	73.42	56.18	44.94	87.21	72.90
Investment Operations:
Net investment (loss)(a)	(.18 )	(.29 )	(.26 )	(.17 )	(.40 )	(.43 )
Net realized and unrealized gain (loss) on investments	8.38	18.10	17.50	11.41	(28.99)	18.42
Total from Investment Operations	8.20	17.81	17.24	11.24	(29.39)	17.99
Distributions:
Dividends from net realized gain on investments	(8.38)	(2.75)	-	-	(12.88)	(3.68)
Net asset value, end of period	88.30	88.48	73.42	56.18	44.94	87.21
Total Return (%)	9.17 (b)	24.60	30.69	25.01	(39.84)	25.43
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.83 (c)	.85	.86	1.03	.87	.85
Ratio of net expenses to average net assets	.83 (c)	.85 (d)	.82 (d),(e)	.90 (d),(e)	.87	.85
Ratio of net investment (loss) to average net assets	(.38 )(c)	(.37 )(d)	(.40 )(d),(e)	(.38 )(d),(e)	(.51 )	(.55 )
Portfolio Turnover Rate	17.99 (b)	33.84	21.29	54.77	43.78	54.26
Net Assets, end of period ($ x 1,000)	51	47	16	12	67	399

(a)	Based on average shares outstanding.
(b)	Not annualized.
(c)	Annualized.
(d)	Amount inclusive of reduction in fees due to earnings credits.
(e)	Amount inclusive of reduction in expenses due to undertaking.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
NOTE 1—
Significant Accounting Policies:
BNY Mellon Technology Growth Fund (the “fund”) is a separate diversified series of BNY Mellon Advantage Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA’s principal office is located at BNY Mellon Center, 201 Washington Street, Boston, Massachusetts 02108. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (200 million shares authorized), Class C (100 million shares authorized), Class I (250 million shares authorized) and Class Y (150 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
As of February 28, 2026, MBC Investments Corporation, an indirect subsidiary of BNY, held 217 Class Y shares of the fund.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series of the Company are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Equity investments generally are valued at the last sale price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on Nasdaq markets generally will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a Nasdaq market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Investments in other open-end investment companies are valued at their reported net asset values (“NAVs”) each day. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Fair value of foreign equity securities may be determined with the assistance of a pricing service using correlations between the movement of prices of foreign securities and indexes of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs and futures contracts. The valuation of a security based on this fair value process may differ from the security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. Foreign securities held by a fund may trade on days when the fund does not calculate its NAV and thus may affect the fund’s NAV on days when investors will not be able to purchase or sell (redeem) fund shares. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Company’s Board of Directors (the “Board”). Fair value of investments is determined by the Adviser, as the fund’s valuation designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their NAVs. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
Investment in private equity securities will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were materially higher or lower than the values that it ultimately realized upon the disposal of such investments. These securities are categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The following is a summary of the inputs used as of February 28, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	435,394,731	—	—	435,394,731
Equity Securities - Private Equity	—	—	6,817,938	6,817,938
Investment Companies	15,715,422	—	—	15,715,422
	451,110,153	—	6,817,938	457,928,091

†	See Schedule of Investments for additional detailed categorizations, if any.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
Equity Securities-Private Equity ($)
Balance as of 8/31/2025†	6,919,695
Purchases/Issuances	-
Sales/Dispositions	-
Net realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(101,757)
Transfers into Level 3	-
Transfers out of Level 3	-
Balance as of 2/28/2026†	6,817,938
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 2/28/2026	(101,757)

†	Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
The following table summarizes the significant unobservable inputs the fund used to value its investment categorized within Level 3 as of February 28, 2026.  In addition to the techniques and inputs noted in the table below, according to the fund’s valuation policy, other valuation techniques and methodologies when determining the fund’s fair value measurements may be used. The below table is not intended to be all-inclusive, but rather provide information on the significant unobservable inputs as they are to the fund’s determination of fair values at period end.
Asset Type	Value ($)	Valuation Techniques/ Methodologies†	Unobservable Inputs	Amount or Range/ Weighted Average
Private Equity	6,817,938	Market Comparable Companies	Changes in Enterprise Market Value of Comparables from prior month-end valuation	(-23.0%)-(-21.8%)/(-21.8%)

†	Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of February 28, 2026, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended February 28, 2026, BNY earned $520 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of February 28, 2026, the fund had securities lending and the impact of netting of assets and liabilities and the offsetting of collateral pledged or received, if any, based on contractual netting/set-off provisions in the securities lending agreement are detailed in the following table:
Assets ($)
Gross amount of securities loaned, at value, as disclosed in the Statement of Assets and Liabilities	22,621,931
Collateral (received)/posted not offset in the Statement of Assets and Liabilities	(22,621,931)†
Net amount	-

†
The value of the related collateral received by the fund exceeded the value of the securities loaned by the fund pursuant to the securities lending agreement. In addition, the value of collateral may include pending sales that are also on loan. See Schedule of Investments for detailed information regarding collateral received for open securities lending.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Local, regional or global events such as war, military conflicts, acts of terrorism, natural

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
disasters, the spread of infectious illness or other public health issues, recessions, elevated levels of government debt, changes in trade regulation or economic sanctions, internal unrest and discord, or other events could have a significant impact on the fund and its investments.
Foreign Investment Risk: To the extent the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards.
Technology Company Risk: The technology sector has been among the most volatile sectors of the stock market. Because the fund’s investments are concentrated in the technology sector, its performance will be significantly affected by developments in that sector. Technology companies, especially small-cap technology companies, involve greater risk because their revenue and/or earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled. The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller technology companies tend to trade less frequently than those of larger, more established companies, which can have an adverse effect on the pricing of these securities and on the fund’s ability to sell these securities.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended February 28, 2026, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended February 28, 2026, the fund did not incur any interest or penalties.
Each tax year in the three-year period ended August 31, 2025 remains subject to examination by the Internal Revenue Service and state taxing authorities.
The tax character of distributions paid to shareholders during the fiscal year ended August 31, 2025 were as follows: long-term capital gains $17,000,471. The tax character of current year distributions will be determined at the end of the current fiscal year.
(h) Operating segment reporting: In accordance with FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”), the fund has operated and been managed as a single reportable segment, generating returns through dividends, interest, and/or gains from investments aligned with its single stated investment objective as outlined in the fund’s prospectus. The fund’s accounting policies are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments and is comprised of Senior Management and Directors of BNY Investments. The CODM considers the net increase in net assets resulting from operations when deciding whether to purchase additional investments or make distributions to shareholders. Detailed financial information for the fund is presented in these financial statements, including total assets and liabilities in the Statement of Assets and Liabilities, investments held in the Schedule of Investments, results of operations and significant segment expenses in the Statement of Operations, and additional performance information—such as total return, portfolio turnover, and ratios—in the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended February 28, 2026, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended February 28, 2026, the Distributor retained $2,666 from commissions earned on sales of the fund’s Class A shares and $100 from CDSC fees on redemptions of the fund’s Class C shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended February 28, 2026, Class C shares were charged $13,247 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended February 28, 2026, Class A and Class C shares were charged $523,690 and $4,416, respectively, pursuant to the Shareholder Services Plan.
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the  Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended February 28, 2026, the fund was charged $28,552 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended February 28, 2026, the fund was charged $2,773 pursuant to the custody agreement.
During the period ended February 28, 2026, the fund was charged $15,390 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The fund compensates the Custodian for providing shareholder reporting and regulatory services for the fund. These fees are included in shareholder and regulatory reports service fees in the Statement of Operations. During the period ended February 28, 2026, the Custodian was compensated $10,000 for financial reporting and regulatory services.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $258,424, Distribution Plan fees of $1,967, Shareholder Services Plan fees of $80,251, Custodian fees of $2,000, Chief Compliance Officer fees of $5,669, Transfer Agent fees of $14,244 and shareholder and regulatory reports service fees of $13,333.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 2026, amounted to $80,307,300 and $95,305,000, respectively.
At February 28, 2026, accumulated net unrealized appreciation on investments was $195,036,517, consisting of $213,063,141 gross unrealized appreciation and $18,026,624 gross unrealized depreciation.
At February 28, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex, and annual retainer fees and meeting attendance fees are allocated to each fund based on net assets. The fund is charged for services performed by the fund’s Chief Compliance Officer. Compensation paid by the fund during the period to the board members and the Chief Compliance Officer are within Item 7. Statement of Operations as Directors’ fees and expenses and Chief Compliance Officer fees, respectively. The aggregate amount of Directors’ fees and expenses and Chief Compliance Officer fees paid by the fund during the period was $34,854.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
N/A

© 2026 BNY Mellon Securities Corporation
Code-0255NCSRSA0226

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no materials changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Advantage Funds, Inc.;

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 22, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: April 22, 2026

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: April 22, 2026

EXHIBIT INDEX

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)